CONSOLIDATED CASH FLOW STATEMENT	12 Months Ended
Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
CONSOLIDATED CASH FLOW STATEMENT
NOTE 52: CONSOLIDATED CASH FLOW STATEMENT
(A)Change in operating assets

	2020	2019	2018
	£m	£m	£m
Change in financial assets held at amortised cost	(7,634)	(12,423)	(27,038)
Change in derivative financial instruments and financial assets at fair value through profit or loss	(14,315)	3,887	22,046
Change in other operating assets	3,299	(2,513)	520
Change in operating assets	(18,650)	(11,049)	(4,472)
(B)Change in operating liabilities

	2020	2019	2018
	£m	£m	£m
Change in deposits from banks	3,287	(2,140)	515
Change in customer deposits	38,805	3,248	(322)
Change in debt securities in issue	(10,142)	6,631	18,579
Change in derivative financial instruments and financial liabilities at fair value through profit or loss	2,619	(5,078)	(24,606)
Change in investment contract liabilities	993	2,625	(1,594)
Change in other operating liabilities[1]	175	(1,644)	(1,245)
Change in operating liabilities	35,737	3,642	(8,673)
1Includes a decrease of £172 million (2019: increase of £82 million; 2018: increase of £27 million) in respect of lease liabilities.
(C)Non-cash and other items

	2020	2019	2018
	£m	£m	£m
Depreciation and amortisation	2,732	2,660	2,405
Revaluation of investment properties	209	108	(139)
Allowance for loan losses	3,856	1,312	1,024
Write-off of allowance for loan losses, net of recoveries	(1,377)	(1,458)	(1,025)
Impairment charge relating to undrawn balances	289	(15)	(73)
Impairment of financial assets at fair value through other comprehensive income	5	(1)	(14)
Change in insurance contract liabilities	4,554	12,593	(4,547)
Payment protection insurance provision	85	2,450	750
Other regulatory provisions	379	445	600
Other provision movements	85	(165)	(518)
Net charge in respect of defined benefit schemes	247	245	405
Unwind of discount on impairment allowances	(47)	(53)	(44)
Foreign exchange impact on balance sheet[1]	865	533	191
Interest expense on subordinated liabilities	1,080	1,228	1,388
Net gain on sale of financial assets at fair value through other comprehensive income	(149)	(196)	(275)
Hedging valuation adjustments on subordinated debt	280	440	(429)
Value of employee services	122	236	260
Transactions in own shares	293	(3)	40
Accretion of discounts and amortisation of premiums and issue costs	(82)	445	1,947
Share of post-tax results of associates and joint ventures	13	(6)	(9)
Gain on establishment of joint venture	—	(244)	—
Transfers to income statement from reserves	(496)	(608)	(701)
Profit on disposal of tangible fixed assets	(81)	(32)	(104)
Other non-cash items	9	(35)	(34)
Total non-cash items	12,871	19,879	1,098
Contributions to defined benefit schemes	(1,153)	(1,069)	(868)
Payments in respect of payment protection insurance provision	(1,703)	(2,461)	(2,104)
Payments in respect of other regulatory provisions	(538)	(778)	(1,032)
Other	117	2	14
Total other items	(3,277)	(4,306)	(3,990)
Non-cash and other items	9,594	15,573	(2,892)
1When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.
(D)Analysis of cash and cash equivalents as shown in the balance sheet

	2020	2019	2018
	£m	£m	£m

Cash and balances at central banks	73,257	55,130	54,663
Less: mandatory reserve deposits[1]	(4,553)	(3,289)	(2,553)
	68,704	51,841	52,110
Loans and advances to banks	10,746	9,775	6,283
Less: amounts with a maturity of three months or more	(3,983)	(3,805)	(3,169)
	6,763	5,970	3,114
Total cash and cash equivalents	75,467	57,811	55,224
1Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group's day-to-day operations.
Included within cash and cash equivalents at 31 December 2020 is £84 million (2019: £49 million; 2018: £40 million) held within the Group's long-term insurance and investments businesses, which is not immediately available for use in the business.
(E)Acquisition of group undertakings and businesses

	2020	2019	2018
	£m	£m	£m
Net assets acquired:
Financial assets at fair value through profit or loss	—	7,350	—
Assets arising from contracts held with reinsurers	—	13,616	—
Intangible assets	—	—	21
Other assets	—	29	6
Liabilities arising from non-participating investment contracts	—	(20,981)	—
Other liabilities	—	(8)	(1)
Goodwill arising on acquisition	—	14	—
Cash consideration	—	20	26
Less: cash and cash equivalents acquired	—	—	—
Net cash outflow arising from acquisition of subsidiaries and businesses	—	20	26
Acquisition of and additional investment in joint ventures	(3)	1	23
Net cash (inflow) outflow from acquisitions in the year	(3)	21	49